Merk Currency Enhanced U.S. Equity Fund
Investment Objective
The Fund seeks to generate total return by investing in securities and instruments that create exposure to U.S. equities and currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Currency Enhanced U.S. Equity Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Currency Enhanced U.S. Equity Fund		Investor Shares	Institutional Shares
Management Fees		0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.33%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%
Total Annual Fund Operating Expenses		1.38%	1.13%
[1]	The Adviser is contractually obligated to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside of the typical day-to-day operations of the Fund. This Operating Agreement may be terminated at any time by the Board of Trustees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Merk Currency Enhanced U.S. Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	141	437	755	1,657
Institutional Shares	115	359	622	1,375

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. From the date of the Fund’s inception, September 12, 2011, through the end of the Fund’s fiscal year, March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to generate total return by managing the currency exposure associated with investments in U.S. equities and financial instruments that provide exposure to the S&P 500. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies. Over time, the Fund seeks to generate more gains from securities than derivatives. The Fund intends to obtain investment exposure to the S&P 500 correlated to the value of its net assets by investing in exchange traded products (“ETPs”), other investment companies, securities of companies included in the S&P 500 and S&P 500 derivatives. Because the Fund invests in currency derivatives, the Fund can invest in currencies, while concurrently obtaining investment exposure to the S&P 500 equivalent to the value of its net assets.

To gain exposure to the S&P 500, the Fund typically will invest principally in index-based ETPs and other investment companies that track the S&P 500. The Fund also may seek exposure to the S&P 500 by investing directly in the common stocks of companies listed on the S&P 500 or indirectly in options, futures, options on futures and swaps. The performance of these equities and financial instruments in which the Fund will invest is expected to correlate closely to the performance of the S&P 500.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund intends to remain invested in ETPs, other investment companies, S&P 500 common stocks, and S&P 500 derivatives, even when the S&P 500 is declining.

The Adviser will seek to actively manage the currency exposure associated with the broad U.S. equities markets by seeking exposure to the currencies of countries that, in the Adviser’s opinion, have liquid currency markets, meaning any market in which there are many buyers and sellers present and in which transactions can take place with relative ease and low costs. The Fund may, but generally will not, take delivery of foreign currencies and sell actual foreign currencies. Rather, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps and cross currency swaps. The Fund also may invest in gold indirectly through ETPs, forward and futures contracts. The assets that will be used to settle the Fund’s investments in currency derivatives will be invested in common stocks and financial instruments that provide exposure to the S&P 500 and gold.

The Adviser will make currency exposure allocations based on quantitative analysis and qualitative analysis in the context of strategic and tactical considerations.

Strategic versus Tactical. The Adviser considers factors that lead to gradual allocation changes over months “strategic.” In contrast, the Adviser considers factors that lead to allocation changes over shorter-periods “tactical.”

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency, gold and economic data. Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate. Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall currency risk to the portfolio. This process is referred to as “risk overlay.”

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency and of gold. This process is referred to as “macro overlay.”

The Adviser determines currency allocations by integrating strategic and tactical considerations with quantitative and qualitative analyses.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Defensive Position Risk. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Enhanced Correlation Risk. Because the Fund invests in ETFs based on the S&P 500, equities of companies in the S&P 500 and financial instruments that provide exposure to the S&P 500, the Fund’s performance generally may move in the same direction as the S&P 500. However, the Adviser’s management of the currency risk associated with the Fund’s investments in equities and financial instruments may not cause the Fund to outperform the S&P 500 or may negatively affect the performance of the Fund, even when the S&P 500 rises.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Exchange-Traded Products and Investment Companies Risk. The Fund’s investments in ETPs and other investment companies generally subjects the Fund to its proportionate share of the ETP’s or investment company’s expenses and entails the same risks as the underlying investments held by the ETP or the investment company. In addition, certain ETP securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying investments. When selling ETP securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETP may be halted if the trading in one or more of the ETP’s underlying investments is halted.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Gold-Related Securities Risk. Investments in gold may be subject to greater volatility than investments in traditional securities. The value of investments in gold may be affected by market movements and political, regulatory or other factors affecting the gold industry. Gold generates no interest or dividends, and the return from investments in gold will be derived solely from the price gains or losses from the commodity. Investments in gold may have negative tax consequences for the Fund.

Index Futures Risk. The use of index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had invested directly in the securities underlying the index.

Leverage Risk. Certain transactions of the Fund’s derivatives transactions, such as when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. For example, a small investment in equity index futures could have a meaningful impact on performance.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information
Performance information for the Fund is not provided because the Fund has not been operational for a full calendar year.